Lease financing (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
December 31, 2021	$44,873
December 31, 2022	44,873
December 31, 2023	42,600
December 31, 2024	39,873
December 31, 2025	68,917
December 31, 2026 and thereafter	192,335
Total bareboat lease minimum payments	$433,471
Unamortized lease issuance costs	(6,181)
Total bareboat lease minimum payments, net	$427,290
Lease financing short term	44,873
Lease financing long term, net of unamortized lease issuance costs	382,417